UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       CSU Producer Resources, Inc.
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-14579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck         Fairfield, Ohio         February 10, 2012
  ----------------------------     -------------------     ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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
                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1
                                               ----------
Form 13F Information Table Entry Total:          2
                                               ----------
Form 13F Information Table Value Total         2,309
                                               ----------
                                               (thousands)

List of Other Included Managers:

No.        File No.         Name
01         028-10798        Cincinnati Financial Corporation


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

                           COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5     SH/
        ISSUER          TITLE OF CLASS   CUSIP    FMV (000) SHARES/PRINCIPAL PRN

INTEL CORP                  COMMON      458140100   1,213             50,000 SH
UNITED TECHNOLOGIES CORP    COMMON      913017109   1,096             15,000 SH
                                                    2,309

                              COLUMN 6     COLUMN 7   COLUMN 8
        ISSUER             INVESTMENT DIS  OTH MGRS     SOLE      SHARED    NONE
INTEL CORP                  SHARED-OTHER         01        -      50,000      -
UNITED TECHNOLOGIES CORP    SHARED-OTHER         01        -      15,000      -


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